Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 51,890	$ 60,740
Restricted cash	514
Trade accounts receivable, net	32,664	25,363
Inventories	702	883
Deferred income taxes	24,361	18,394
Prepaid expenses	5,080	3,975
Prepaid share issuance cost		6,820
Other current assets	6,684	6,363
Total current assets	121,895	122,538
Property and equipment, net	14,594	12,436
Deferred income taxes	53,805	59,750
Intangible assets, net	41,207	35,035
Goodwill	81,276	71,367
Investment in equity affiliate		511
Investments	9,750	9,750
Other assets	939	248
Total assets	323,466	311,635
Current liabilities:
Accounts payable	8,757	11,035
Accrued compensation and benefits	21,575	15,941
Accrued expenses and other current liabilities	28,787	30,878
Current portion of long-term debt	12,226	41,125
Income taxes payable	3,343	4,161
Deferred tax liabilities	1,091
Deferred revenue	148,308	120,269
Total current liabilities	224,087	223,409
Long-term debt, less current portion	85,005	184,315
Deferred revenue, less current portion	32,848	30,839
Other non-current liabilities	4,096	3,397
Total liabilities	346,036	441,960
Commitments and contingencies (Note 19)
Class D preferred shares (par value: €0.01; 12,000,000 and nil shares issued and outstanding at December 31, 2011 and 2012, respectively; aggregate preference in liquidation of $194,065 and nil at December 31, 2011 and 2012, respectively)		191,954
Shareholders' deficit:
Ordinary shares (par value: €0.01; nil Ordinary shares, 16,200,000 Class A shares, 9,316,224 Class B1 shares, 3,283,776 Class B2 shares, nil Class C shares and 7,200,000 Class E shares issued and outstanding at December 31, 2011 and 54,385,951 Ordinary shares issued and 54,019,154 Ordinary shares outstanding at December 31, 2012)	722	476
Treasury shares	(3,826)
Additional paid-in capital (Distributions in excess of capital)	(130,432)	(388,225)
Accumulated other comprehensive income/(loss)	(4,090)	(6,324)
Retained earnings	115,056	71,794
Total shareholders' deficit	(22,570)	(322,279)
Total liabilities, preferred shares and shareholders' deficit	$ 323,466	$ 311,635